Equity	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

13 — EQUITY

Ordinary shares

The Company’s authorized share capital is US$50,000 divided into 500,000,000 ordinary shares, par value US$0.0001 per share, consisting of (i) 450,000,000 Class A ordinary shares with a par value of US$0.0001 each; and (ii) 50,000,000 Class B ordinary shares with a par value of US$0.0001 each.

As of June 30, 2025, the Company had 16,105,132 Class A ordinary shares issued and outstanding and 16,816,692 Class B ordinary shares issued and outstanding, respectively.

On February 4, 2024, the Company’s shareholders and Board of Directors approved: (i) the reclassification of 44,394,436 Class A ordinary shares to be 44,394,436 Class B ordinary shares and (ii) the issuance of an aggregated 20,000,000 shares of Class A ordinary shares, at par value of $0.0001, and Class B ordinary shares, at par value of $0.0001, to all existing shareholders on a pro rata basis. No cash or other consideration was paid for the issuance of 20,000,000 Class A ordinary shares and Class B ordinary shares.

On July 24, 2025, the Company issued 2,800 Class A ordinary shares to Hudson Global Ventures, LLC (“Hudson”) as initial commitment shares pursuant to the equity purchase agreement entered into with Hudson on June 22, 2025 (the “Hudson EPA”)

On September 27, 2025, the Company issued an aggregate of 3,077 Class A ordinary shares to three entities designated by Delin Maiding (Beijing) Consulting Co., Ltd. as compensation for consulting services.

On October 7, 2025, the Company issued 1,061 Class A ordinary shares to L1 Capital Global Opportunities Master Fund (“L1”) in settlement of amounts due under the L1 convertible notes.

On February 11, 2026, the Company issued 2,000 Class A ordinary shares to Hudson pursuant to the Hudson EPA.

On March 4, 2026, the Company issued 2,637 Class A ordinary shares to L1 in settlement of amounts due under the L1 convertible notes.

On March 12, 2026, the Company issued 10,000 Class A ordinary shares to Hudson pursuant to the Hudson EPA.

On March 13, 2026, the Company issued 695 Class A ordinary shares to Skyline Corporate Communications Group, LLC as compensation for investor relations services.

On March 16, 2026, the Company issued 527 Class A ordinary shares to L1 in settlement of amounts due under the L1 convertible notes.

On June 12, 2026, the Company issued 20,000 Class A ordinary shares to 3i, LP (“3i”) as pre-delivery shares in connection with the senior secured convertible notes issued to 3i. These pre-delivery shares are applied, on a share-for-share basis and to the extent available, against Class A ordinary shares otherwise required to be delivered to 3i upon conversion of the notes or otherwise. Any unused pre-delivery shares held by 3i when all notes issued pursuant to the relevant securities purchase agreement are no longer outstanding are required to be returned to the Company for cancellation.

On June 30, 2026, the Company issued 900 Class A ordinary shares to an independent director as compensation for services.

During the year ended June 30, 2026, the Company issued an aggregated 4,226 Class A ordinary shares to holders of convertible notes (Note 11) to settle the principal of RMB 1,026,088 (US$151,227), in addition, the Company issued 20,000 Class A ordinary shares to reserve for the 3i convertible notes.

On September 29, 2026, the Company’s shareholders approved an increase in the Company’s authorized share capital from US$50,000, divided into 500,000,000 ordinary shares with a par value of US$0.0001 each, comprising 450,000,000 Class A ordinary shares and 50,000,000 Class B ordinary shares, to US$200,000, divided into 2,000,000,000 ordinary shares with a par value of US$0.0001 each, comprising 1,950,000,000 Class A ordinary shares and 50,000,000 Class B ordinary shares.

In October, 2026, the Company effected a one-for-fifty (1-for-50) reverse share split (the “Reverse Share Split”), pursuant to which every 50 issued and outstanding Class A ordinary shares were consolidated into one Class A ordinary share. As a result, the par value of each Class A ordinary share increased from US$0.0001 to US$0.005. Following the Reverse Share Split, the Company’s authorized share capital was adjusted to US$200,000, divided into 40,000,000 ordinary shares with a par value of US$0.005 each, comprising 39,000,000 Class A ordinary shares and 1,000,000 Class B ordinary shares.

The Company has retrospectively adjusted the number of ordinary shares and related per-share amounts presented for all periods to reflect the Reverse Share Split, including the computation of earnings per share, in accordance with ASC 260, Earnings Per Share. Although the Reverse Share Split applied to Class A ordinary shares, all Class B ordinary shares outstanding as of June 30, 2025 and June 30, 2026 were converted into Class A ordinary shares on July 31, 2026, before the Reverse Share Split became effective. Accordingly, the shares resulting from that conversion were subject to the Reverse Share Split, and the historical Class B ordinary share counts have also been retrospectively adjusted for presentation purposes. The Reverse Share Split did not affect the Company’s total shareholders’ equity or results of operations.

As a result of the issuances described above and the retrospective adjustment for the Reverse Share Split, the Company had 322,103 and 365,800 Class A ordinary shares issued and outstanding as of June 30, 2025 and 2026, respectively. The retrospectively adjusted number of Class B ordinary shares as of each of those dates was 336,334.

Warrants

On April 3, 2024, the Company issued 75,000 warrants to EF Hutton LLC, the representative of the underwriters, as compensation for the services in connection with the IPO (“IPO warrants”). On May 14, 2024, the Company issued 1,188 warrants to EF Hutton LLC as compensation for the services in connection with the over-allotment (“Over-allotment Warrants”).

EF Hutton LLC is entitled to exercise each warrant by purchase of one Class A Ordinary Share at an exercise price of $4.4 at any time from September 25, 2024 to March 29, 2029. The warrants can be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the warrants. The warrants are subject to adjustments in the event of (i) share dividends, (ii) aggregation of shares, (iii) subsequent right offerings, (iv) replacement of securities upon reorganization, and (v) changes in the form of warrants. The warrants may be exercised on “cashless basis” unless there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the shares by EF Hutton LLC at any time after September 29, 2024.

In accordance with ASC 815, the Company determined that the warrants meet the conditions necessary to be classified as equity because the consideration is indexed to the Company’s own equity, there are no exercise contingencies based on an observable market not based on its stock or operations, settlement is consistent with a fixed-for-fixed equity instrument, the agreement contains an explicit number of shares and there are no cash payment provisions.

The fair value of the IPO Warrants and Over-allotment Warrants were estimated at RMB 617,554 (US$85,406) and RMB 9,786 (US$1,353), respectively, using the Black-Scholes model. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical and implied volatilities of selected peer companies as well as its own that match the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates it to remain at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

US$
Exercise price	4.40
Stock price	3.30
Expected life of the warrants (in years)	4.98
Risk free rate	4.42%
Dividend yield	0.0%
Volatility	42.87%

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. The Company will not pay dividends until it has a retained earning on its consolidated balance sheets. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the PRC subsidiaries. The Company’s PRC subsidiaries are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of June 30, 2025 and 2026, the Company’s PRC subsidiaries did not set aside statutory reserves. As of June 30, 2026, the Company had restricted net assets of approximately RMB 95 million.